Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021 and 2022 calendar years. Note that compensation for our NEOs other than our principal executive officer (“PEO”) is reported as an average.
Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(1)(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of initial fixed $100 Investment based on:		Net Income ($mm)	Comparable Hotel EBITDA ($mm)(5)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2022	$8,354,370	$1,305,337	$2,711,175	$1,162,789	$60.86	$72.15	$42	$370
2021	$16,300,593	$12,578,908	$3,921,652	$2,958,736	$79.15	$85.25	$(311)	$203
2020	$6,993,771	$8,012,927	$2,396,123	$2,476,082	$80.19	$74.09	$(409)	$4

(1)
For each fiscal year, our PEO and other NEOs included the individuals indicated in the table below:

	2020	2021	2022
PEO	Ms. Hale	Ms. Hale	Ms. Hale
Other NEO	Mr. Johnson	Mr. Johnson	Mr. Johnson
Other NEO	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney
Other NEO	N/A	N/A	Mr. Bardenett

(2)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 62 of this Proxy Statement. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Compensation actually paid to our PEO and other NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as follows:

	2020		2021		2022
	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Summary Compensation Table Total(a)	$6,993,771	$2,396,123	$16,300,593	$3,921,652	$8,354,370	$2,711,175
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(4,782,580)	$(1,314,152)	$(13,904,935)	$(2,782,664)	$(5,801,717)	$(1,499,005)
Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$6,383,205	$1,753,969	$12,109,960	$2,418,637	$3,856,627	$997,491
Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$(447,801)	$(201,186)	$(2,009,371)	$(625,069)	$(5,344,802)	$(1,110,460)
Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$(190,352)	$(186,479)	$39,270	$14,648	$98,371	$29,130
Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$56,684	$27,807	$43,391	$11,532	$142,488	$34,458
Total adjustments	$1,019,156	$79,959	$(3,721,685)	$(962,916)	$(7,049,033)	$(1,548,386)
Compensation Actually Paid Total	$8,012,927	$2,476,082	$12,578,908	$2,958,736	$1,305,337	$1,162,789

(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted shares awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting dates and (ii) for market-based performance share units, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2022 and prior fiscal years.
(4)
For the relevant fiscal year, represents the cumulative TSR of the Company and of the Dow Jones U.S. Select Real Estate Hotels Index (the “Peer Group TSR”).

(5)
Comparable Hotel Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”) is a non-GAAP measure. Hotel EBITDA is defined as net income or loss excluding: (1) interest expense; (2) income tax benefit or expense; (3) depreciation and amortization expense; (4) certain items considered outside the normal course of operations; (5) corporate-level expenses; and (6) certain non-cash items to provide a more complete understanding of the operating results over which individual hotels and operators have direct control. Comparable Hotel EBITDA adjusts Hotel EBITDA to include the operating results for all hotels owned as of the last day of the reporting period, which includes operating results derived from information provided by the sellers of the hotels for periods prior to our ownership and excludes the operating results from sold hotels that were not owned as of the last day of the reporting period. The following table provides a reconciliation of GAAP net income (loss) to Comparable Hotel EBITDA for the years ended December 31, 2022, 2021 and 2020 (in thousands):

	For the year ended December 31,
	2022	2021	2020
Net income (loss)	$42,215	$(311,088)	$(408,802)
Depreciation and amortization	184,875	187,778	194,168
Interest expense, net	88,596	105,370	95,932
Income tax expense	1,518	1,188	51,970
Adjustments related to unconsolidated joint ventures(a)	1,519	1,633	2,237
EBITDA	318,723	(15,119)	(64,495)
(Gain) loss on sale of hotel properties, net	(1,017)	2,378	(2,703)
Impaiment losses	—	144,845	—
Impaiment losses of unconsolidated joint ventures(b)	—	—	6,546
EBITDAre	317,706	132,104	(60,652)
Transaction costs	(345)	94	(158)
Pre-opening costs	2,258	144	—
Loss (gain) on extinguishment of indebtedness, net	39	(893)	—
Amortization of share-based compensation	21,664	17,054	12,200
Corporate and property-level severance(c)	—	904	8,653
Derivative (gains) losses in accumulated other comprehensive loss (incomed) reclassified to earnings(d)	(5,866)	10,658	—
Other expenses (income)(e)	1,067	1,942	(1,125)
Adjusted EBITDA	336,523	162,007	(41,082)
General and administrative(f)	34,666	30,472	28,941
Other corporate adjustments(g)	(569)	(784)	682
Consolidated Hotel EBITDA	370,620	191,695	(11,459)
Comparable adjustments-(income) loss from sold hotels	(1,186)	7,565	19,128
Comparable adjustments-income (loss) from acquired hotels	558	3,441	(3,258)
Comparable Hotel EBITDA	$369,992	$202,701	$4,411
Note:
(a)
Includes our ownership interest in the interest, depreciation, and amortization expense of the unconsolidated joint ventures.

(b)
Includes our ownership interest in the impairment loss of one of our unconsolidated joint ventures.

(c)
The year ended December 31, 2021 includes severance for associates at hotels operating under collective bargaining agreements. The year ended December 31, 2020 includes $6.7 million related to severance for associates at our New York City hotels operating under collective bargaining agreement.

(d)
Reclassification of interest rate swap (gains) losses from accumulated other comprehensive income (loss) to earnings for discontinued interest rate hedges.

(e)
Represents expenses and income outside of the normal course of operations including debt modification costs, legal and other costs, and hurricane-related costs that were not reimbursed by insurance. Other income for the year ended December 31, 2020 includes a benefit of $1.8 million due to the reversal of an excess accrued liability related to a labor matter.

(f)
Excludes amortization of share-based compensation costs reflected in Adjusted EBITDA.

(g)
Other corporate adjustments include property-level adjustments and certain revenues and expenses at corporate entities. These items include interest income, amortization of deferred management fees, key money amortization, ground rent amortization, legal fees, revenues and expenses associated with non-hotel properties, income (loss) from unconsolidated entities, internal lease rent expense, and other items.

Company Selected Measure Name	Comparable Hotel EBITDA
Named Executive Officers, Footnote [Text Block]
	2020	2021	2022
PEO	Ms. Hale	Ms. Hale	Ms. Hale
Other NEO	Mr. Johnson	Mr. Johnson	Mr. Johnson
Other NEO	Mr. Mahoney	Mr. Mahoney	Mr. Mahoney
Other NEO	N/A	N/A	Mr. Bardenett

Peer Group Issuers, Footnote [Text Block]	(4) For the relevant fiscal year, represents the cumulative TSR of the Company and of the Dow Jones U.S. Select Real Estate Hotels Index (the “Peer Group TSR”).
PEO Total Compensation Amount	$ 8,354,370	$ 16,300,593	$ 6,993,771
PEO Actually Paid Compensation Amount	$ 1,305,337	12,578,908	8,012,927
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation actually paid to our PEO and other NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as follows:

	2020		2021		2022
	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Summary Compensation Table Total(a)	$6,993,771	$2,396,123	$16,300,593	$3,921,652	$8,354,370	$2,711,175
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(4,782,580)	$(1,314,152)	$(13,904,935)	$(2,782,664)	$(5,801,717)	$(1,499,005)
Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$6,383,205	$1,753,969	$12,109,960	$2,418,637	$3,856,627	$997,491
Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$(447,801)	$(201,186)	$(2,009,371)	$(625,069)	$(5,344,802)	$(1,110,460)
Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$(190,352)	$(186,479)	$39,270	$14,648	$98,371	$29,130
Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$56,684	$27,807	$43,391	$11,532	$142,488	$34,458
Total adjustments	$1,019,156	$79,959	$(3,721,685)	$(962,916)	$(7,049,033)	$(1,548,386)
Compensation Actually Paid Total	$8,012,927	$2,476,082	$12,578,908	$2,958,736	$1,305,337	$1,162,789

(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted shares awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting dates and (ii) for market-based performance share units, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2022 and prior fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 2,711,175	3,921,652	2,396,123
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,162,789	2,958,736	2,476,082
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation actually paid to our PEO and other NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as follows:

	2020		2021		2022
	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs	PEO	Avg. Other NEOs
Summary Compensation Table Total(a)	$6,993,771	$2,396,123	$16,300,593	$3,921,652	$8,354,370	$2,711,175
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(4,782,580)	$(1,314,152)	$(13,904,935)	$(2,782,664)	$(5,801,717)	$(1,499,005)
Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$6,383,205	$1,753,969	$12,109,960	$2,418,637	$3,856,627	$997,491
Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$(447,801)	$(201,186)	$(2,009,371)	$(625,069)	$(5,344,802)	$(1,110,460)
Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$(190,352)	$(186,479)	$39,270	$14,648	$98,371	$29,130
Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$56,684	$27,807	$43,391	$11,532	$142,488	$34,458
Total adjustments	$1,019,156	$79,959	$(3,721,685)	$(962,916)	$(7,049,033)	$(1,548,386)
Compensation Actually Paid Total	$8,012,927	$2,476,082	$12,578,908	$2,958,736	$1,305,337	$1,162,789

(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted shares awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting dates and (ii) for market-based performance share units, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2022 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
The following performance measures represent the most important financial measures used by us to link compensation actually paid to our PEO and other NEOs for the fiscal year ended December 31, 2022:
•
Comparable Hotel EBITDA;

•
Revenue Per Available Room (“RevPAR”); and

•
Total Shareholder Return

Total Shareholder Return Amount	$ 60.86	79.15	80.19
Peer Group Total Shareholder Return Amount	72.15	85.25	74.09
Net Income (Loss)	$ 42,000,000	$ (311,000,000)	$ (409,000,000)
Company Selected Measure Amount	370	203	4
PEO Name	Ms. Hale
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 42,215,000	$ (311,088,000)	$ (408,802,000)
Depreciation, Depletion and Amortization	184,875,000	187,778,000	194,168,000
Interest Income (Expense), Net	88,596,000	105,370,000	95,932,000
Income Tax Expense (Benefit)	1,518,000	1,188,000	51,970,000
Adjustments Related To Equity Method Investments	1,519,000	1,633,000	2,237,000
Earnings Before Interest, Taxes, Depreciation And Amortization	318,723,000	(15,119,000)	(64,495,000)
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	(1,017,000)	2,378,000	(2,703,000)
Impairment of Real Estate		144,845,000
Impairment (Losses) from Equity Method Investments			6,546,000
Earnings Before Interest, Taxes, Depreciation and Amortization for Real Estate	317,706,000	132,104,000	(60,652,000)
Business Combination, Acquisition Related Costs	(345,000)	94,000	(158,000)
Pre-Opening Costs	2,258,000	144,000
Gain (Loss) on Extinguishment of Debt	39,000	(893,000)
Share-Based Payment Arrangement, Noncash Expense	21,664,000	17,054,000	12,200,000
Corporate and property-level severance		904,000	8,653,000
Other Comprehensive Income (Loss), Cash Flow Hedge, Reclassification for Discontinuance, before Tax	(5,866,000)	10,658,000
Other Nonoperating Income (Expense)	1,067,000	1,942,000	(1,125,000)
Adjusted Earnings Before Interest, Taxes, Depreciation And Amortization	336,523,000	162,007,000	(41,082,000)
General and Administrative Expense	34,666,000	30,472,000	28,941,000
Other Corporate Adjustments	(569,000)	(784,000)	682,000
Consolidated Earnings Before Interest, Taxes, Depreciation And Amortization	370,620,000	191,695,000	(11,459,000)
Comparable Adjustments-(Income) Loss from Sold Hotels	(1,186,000)	7,565,000	19,128,000
Comparable Adjustments-Income (Loss) from Acquired Hotels	558,000	3,441,000	(3,258,000)
Comparable Earnings Before Interest, Taxes, Depreciation And Amortization	$ 369,992,000	202,701,000	4,411,000
Severance for Associates Under Collective Bargaining Agreement			6,700,000
Other Income			1,800,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Comparable Hotel EBITDA
Non-GAAP Measure Description [Text Block]
(5)
Comparable Hotel Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”) is a non-GAAP measure. Hotel EBITDA is defined as net income or loss excluding: (1) interest expense; (2) income tax benefit or expense; (3) depreciation and amortization expense; (4) certain items considered outside the normal course of operations; (5) corporate-level expenses; and (6) certain non-cash items to provide a more complete understanding of the operating results over which individual hotels and operators have direct control. Comparable Hotel EBITDA adjusts Hotel EBITDA to include the operating results for all hotels owned as of the last day of the reporting period, which includes operating results derived from information provided by the sellers of the hotels for periods prior to our ownership and excludes the operating results from sold hotels that were not owned as of the last day of the reporting period. The following table provides a reconciliation of GAAP net income (loss) to Comparable Hotel EBITDA for the years ended December 31, 2022, 2021 and 2020 (in thousands):

	For the year ended December 31,
	2022	2021	2020
Net income (loss)	$42,215	$(311,088)	$(408,802)
Depreciation and amortization	184,875	187,778	194,168
Interest expense, net	88,596	105,370	95,932
Income tax expense	1,518	1,188	51,970
Adjustments related to unconsolidated joint ventures(a)	1,519	1,633	2,237
EBITDA	318,723	(15,119)	(64,495)
(Gain) loss on sale of hotel properties, net	(1,017)	2,378	(2,703)
Impaiment losses	—	144,845	—
Impaiment losses of unconsolidated joint ventures(b)	—	—	6,546
EBITDAre	317,706	132,104	(60,652)
Transaction costs	(345)	94	(158)
Pre-opening costs	2,258	144	—
Loss (gain) on extinguishment of indebtedness, net	39	(893)	—
Amortization of share-based compensation	21,664	17,054	12,200
Corporate and property-level severance(c)	—	904	8,653
Derivative (gains) losses in accumulated other comprehensive loss (incomed) reclassified to earnings(d)	(5,866)	10,658	—
Other expenses (income)(e)	1,067	1,942	(1,125)
Adjusted EBITDA	336,523	162,007	(41,082)
General and administrative(f)	34,666	30,472	28,941
Other corporate adjustments(g)	(569)	(784)	682
Consolidated Hotel EBITDA	370,620	191,695	(11,459)
Comparable adjustments-(income) loss from sold hotels	(1,186)	7,565	19,128
Comparable adjustments-income (loss) from acquired hotels	558	3,441	(3,258)
Comparable Hotel EBITDA	$369,992	$202,701	$4,411
Note:
(a)
Includes our ownership interest in the interest, depreciation, and amortization expense of the unconsolidated joint ventures.

(b)
Includes our ownership interest in the impairment loss of one of our unconsolidated joint ventures.

(c)
The year ended December 31, 2021 includes severance for associates at hotels operating under collective bargaining agreements. The year ended December 31, 2020 includes $6.7 million related to severance for associates at our New York City hotels operating under collective bargaining agreement.

(d)
Reclassification of interest rate swap (gains) losses from accumulated other comprehensive income (loss) to earnings for discontinued interest rate hedges.

(e)
Represents expenses and income outside of the normal course of operations including debt modification costs, legal and other costs, and hurricane-related costs that were not reimbursed by insurance. Other income for the year ended December 31, 2020 includes a benefit of $1.8 million due to the reversal of an excess accrued liability related to a labor matter.

(f)
Excludes amortization of share-based compensation costs reflected in Adjusted EBITDA.

(g)
Other corporate adjustments include property-level adjustments and certain revenues and expenses at corporate entities. These items include interest income, amortization of deferred management fees, key money amortization, ground rent amortization, legal fees, revenues and expenses associated with non-hotel properties, income (loss) from unconsolidated entities, internal lease rent expense, and other items.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Per Available Room (“RevPAR”)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | “Stock Awards” and “Option Awards” for applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,801,717	13,904,935	4,782,580
PEO [Member] | Fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,856,627	12,109,960	6,383,205
PEO [Member] | Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,344,802)	(2,009,371)	(447,801)
PEO [Member] | Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	98,371	39,270	(190,352)
PEO [Member] | Dividends or other earnings paid during applicable FY prior to vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	142,488	43,391	56,684
PEO [Member] | Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,049,033)	(3,721,685)	1,019,156
Non-PEO NEO [Member] | “Stock Awards” and “Option Awards” for applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,499,005	2,782,664	1,314,152
Non-PEO NEO [Member] | Fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	997,491	2,418,637	1,753,969
Non-PEO NEO [Member] | Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,110,460)	(625,069)	(201,186)
Non-PEO NEO [Member] | Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,130	14,648	(186,479)
Non-PEO NEO [Member] | Dividends or other earnings paid during applicable FY prior to vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34,458	11,532	27,807
Non-PEO NEO [Member] | Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,548,386)	$ (962,916)	$ 79,959